                      MERRILL LYNCH LIFE INSURANCE COMPANY

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                        SUPPLEMENT DATED JANUARY 8, 2007
                                     TO THE
                                 PROSPECTUS FOR
                    MERRILL LYNCH INVESTOR CHOICE ANNUITYSM
                               (INVESTOR SERIES)
                              (DATED MAY 1, 2006)


Effective January 12, 2007, this supplement updates your Prospectus for the Merrill Lynch Investor Choice AnnuitySM (Investor Series) (the "Contract")
issued through Merrill Lynch Life Variable Annuity Separate Account A.   This
supplement describes changes to the existing Guaranteed Minimum Withdrawal
Benefit known as the "GMWB" discussed in your Prospectus.   In addition, this
supplement describes a new modified Return of Premium Guaranteed Minimum Death Benefit ("GMDB") that is available for an additional charge only to contract owners who elect a GMWB. You should read this supplement in its entirety and keep it together with your Prospectus for future reference.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

You may now purchase the GMWB on a single life ("Single Life") basis or on a joint life ("Joint Life") basis. For an additional charge, the new Single Life and Joint Life riders are available to new purchasers at contract issue only, subject to state availability. The new riders provide additional feature enhancements, such as a "Greater of Roll-Up and MAV" calculation of the GMWB Base prior to the first withdrawal, and Automatic Step-Ups of the GMWB Base to equal the contract value, if higher, for the life of the rider, plus automatic resets of the Lifetime Income Percentage if an Automatic Step-Up occurs. Each rider will terminate whenever the base contract terminates.

Under the Joint Life rider, lifetime withdrawals are guaranteed for the lives of the owner and co-owner, who must be spouses. (If the owner is non-natural, lifetime withdrawals are guaranteed for the lives of the annuitant and joint annuitant spouse). Under the Single Life rider, lifetime withdrawals are guaranteed for the life of the owner (or the life of the annuitant if the owner is non-natural). Also, please note that adding a new co-owner/joint annuitant under the Joint Life rider or changing the owner/annuitant under the Single Life rider resets the GMWB Base to the current account value, if lower. Throughout the Prospectus, the new Single Life and Joint Life benefits will be collectively referred to as "GMWB." Differences between the Single Life and the Joint Life riders are set forth in the following chart. The most significant difference between the Single Life rider and the Joint Life rider is that under the Single Life rider, co-owners and joint annuitants are not permitted; whereas under the Joint Life rider, co-owners and joint annuitants are permitted, but they must be spouses.



NB-101840-1206-MLLIC

GMWB                                      SINGLE LIFE RIDER                              JOINT LIFE RIDER
-----------------------------------------------------------------------------------------------------------------------
Charge                            The current charge is 0.60% (1.25%           The current charge is
                                  maximum).                                    0.75% (1.50% maximum).
-----------------------------------------------------------------------------------------------------------------------
Contract                          Co-owners and joint annuitants               Co-owners and joint annuitants
Structuring                       are not permitted.                           are permitted, but must be
                                                                               spouses. Each spouse must name
                                                                               the other as primary beneficiary.
-----------------------------------------------------------------------------------------------------------------------
Owner/Annuitant                   -  Changing an owner/annuitant               -  Adding a new co-owner/joint
Changes                              resets the GMWB Base to the                  annuitant resets the GMWB
                                     current account value, if                    Base to the current account value,
                                     lower, except upon spousal                   if lower.   Where a new
                                     continuation prior to the                    owner/annuitant is named upon
                                     first withdrawal, where the                  spousal continuation, the GMWB
                                     GMWB Base will remain unchanged.             Base will be reset to equal the
                                     If a withdrawal was made before              account value less uncollected
                                     spousal continuation, the GMWB               charges, if greater.
                                     Base will be reset to equal
                                     the account value less                    -  The Lifetime Income Percentage may
                                     uncollected charges.                         change upon any ownership change,
                                                                                  as it is based upon the age of
                                  -  In either case, the Lifetime                 the younger owner, but will not
                                     Income Percentage may change                 decrease upon spousal continuation
                                     because it is based on the new               if the spouse is a co-owner
                                     owner's age on the date of                   under the Joint Life rider.
                                     the change.
                                                                               -  If a co-owner/joint annuitant
                                  -  The new owner/annuitant                      spouse is removed, the GMWB Base
                                     must be at least 60 and not                  remains unchanged; however, if
                                     more than 80 years old on                    prior withdrawals were taken, the
                                     the date of the change,                      Lifetime Income Percentage may
                                     except upon spousal continuation,            change, based upon the remaining
                                     the maximum age limit is                     owner/annuitant's age on the
                                     waived for the surviving spouse.             date of the first withdrawal or
                                                                                  most recent Automatic Step-Up,
                                                                                  if later.

                                                                               -  The new co-owner/joint annuitant
                                                                                  must be at least 60 and not more
                                                                                  than 80 years old when added,
                                                                                  except upon spousal continuation
                                                                                  the maximum age limit is waived
                                                                                  for the surviving spouse.





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FEE TABLE

Please replace the "GMWB" line in the table captioned "Periodic Charges Other Than Fund Expenses-Annual Charge for Optional Riders" on page 3 of the Prospectus with the first two lines of the following chart and add the third line of the following table:

     GMWB                                               Current     Maximum
    Single Life(8)                                       0.60%       1.25%
    Joint Life(8)                                        0.75%       1.50%
    Return of Premium GMDB (GMWB version)(13)            0.15%       0.40%

----------------------
     8 The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the GMWB. The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see "Guaranteed Minimum Withdrawal Benefit."

    13 The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option. For more information, see "Death Benefit."

In the "Guaranteed Minimum Withdrawal Benefit" section of the Prospectus on page 55, the following should replace the first sentence of the first paragraph:

"If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, we offer two optional Guaranteed Minimum Withdrawal Benefit ("GMWB") riders each for an additional charge. The optional GMWB riders are the Single Life and Joint Life riders. These riders are collectively referred to as "GMWB" or "GMWB rider."

In the "Guaranteed Minimum Withdrawal Benefit" section of the Prospectus under the heading "General" on page 55, the following should follow the second bullet:

"All optional guaranteed benefit riders under the contract terminate when annuity payments begin on or before the Maturity Date."

In the "What is the Guaranteed Lifetime Amount?" section, on page 57 please delete the paragraph immediately before the Example, in its entirety and replace it with the following:

"If you elected the Single Life rider and the contract owner/annuitant is changed, the GMWB Base is reset to the current account value, if lower. If withdrawals were taken, the Lifetime Income Percentage may also change because it is based on the new owner's age on the date of the change.

If you elected the Joint Life rider and later added your spouse as a co-owner/joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (see "Spousal Continuation," below). The Lifetime Income Percentage may change based on the younger spouse's age or on the surviving spouse's age on the spousal continuation date. If a co-owner/joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining owner's age on the date of the first withdrawal or the most recent Automatic Step-Up, if later. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount."



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In the "When and How is the GMWB Base Calculated?-(2) Prior to the First
Withdrawal" section on page 59 of the Prospectus please replace the first sentence with the following:

"Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base is equal to the greater of the GMWB MAV Base and the GMWB Roll-Up Base."

In the "When and How is the GMWB Base Calculated?-(2) Prior to the First Withdrawal" section on page 59 of the Prospectus, please add the following to the end of the section:

"The GMWB Roll-Up Base is equal to:

 - the GMWB Base on the GMWB Effective Date, plus any additional premiums paid prior to the first Quarterversary, with interest compounded daily from the GMWB Effective Date at an annual rate of 5%, plus

 - additional premiums paid on or after the first Quarterversary following the GMWB Effective Date with interest compounded daily from the effective date of each additional premium payment at an annual rate of 5%.

The period during which interest will accrue for purposes of calculating the GMWB Roll-Up Base is limited. Interest accrues until the earlier of:

 -  the date of your first withdrawal on or after the GMWB Effective Date; or

 - the fifth contract anniversary following the later of the GMWB Effective Date or the most recent Automatic Roll-Up Reset.

AUTOMATIC ROLL-UP RESET. On each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. Interest will continue to accrue for five years after each automatic roll-up reset, if any."

In the "When and How is the GMWB Base Calculated?-Automatic Step-Up" section on page 60 of the Prospectus, please replace the phrase "on each third contract anniversary" with the following:"

"on each contract anniversary."

In the "May I Cancel the GMWB Rider?" section of the Prospectus on page 60, please replace the first sentence with the following:

"You may cancel the GMWB rider on each fifth contract anniversary after the contract date."

Please change the title of the "Change of Owner" section on page 62 of the Prospectus to "Change of Owner/Annuitant" and add the following to the end of the section:



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"Under the Single Life rider, changing the owner/annuitant resets the GMWB Base to the current account value, if lower, except upon spousal continuation before the first withdrawal. The new owner/annuitant must be at least 60 and not more than 80 years old on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse.

Under the Joint Life rider, adding a co-owner/joint annuitant resets the GMWB Base to the current account value, if lower. The new co-owner/joint annuitant must be at least 60 and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse. Removing a co-owner/joint annuitant does not affect the GMWB Base."

Please delete the Spousal Continuation section of the Prospectus on page 63 and replace it with the following:

"SPOUSAL CONTINUATION

Single Life

Under the Single Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the primary beneficiary under the contract; and (iii) the surviving spouse is at least 60 years old on the spousal continuation date. If (i), (ii) and (iii) are satisfied, then the following changes will occur:

        - If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or

        - If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date.

        - The Lifetime Income Percentage will be re-determined based upon the surviving spouse's age on the spousal continuation date.

Joint Life

Under the Joint Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:

        Both Spouses "Covered"

(i) If both spouses are co-owners (joint annuitants if owner is non-natural) under the Joint Life rider; and (ii) each spouse has designated his or her "surviving spouse" as the primary beneficiary under the Contract, then the following changes will occur:

      - The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;

      - The Lifetime Income Percentage will be re-determined based on the age of the surviving spouse, if greater, on the spousal continuation date.


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  One Spouse "Covered"

(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the primary beneficiary under the Contract, then the following changes will occur:

     - The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;

     - The Lifetime Income Percentage will be based upon the surviving spouse's age on the date of the first withdrawal on or after the GMWB Effective Date, or the most recent Automatic Step-Up, if later."

GUARANTEED MINIMUM DEATH BENEFIT--RETURN OF PREMIUM (GMWB VERSION)

As discussed in your Prospectus, the Contract provides you with GMDB options. For an additional charge, you may elect one of the GMDB options available under the Contract. Once you elect a GMDB option, you cannot change or cancel it. If you purchase a GMDB, under the B Class, L Class, or C Class contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base. However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner or the GMDB Base.

We are now offering a new GMDB option, the Return of Premium GMDB (GMWB Version), which you may elect if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 80 or under on the contract date. The Return of Premium GMDB (GMWB version) is available for an additional charge only IF YOU ELECT A GMWB RIDER. As discussed in your Prospectus, a GMWB rider is an optional rider that allows you to take minimum annual payments regardless of your account value during your lifetime. The Return of Premium GMDB (GMWB version) must be elected with a GMWB rider on the contract date and will terminate if you cancel the GMWB rider or the GMWB rider reaches settlement.

GMDB BASE - RETURN OF PREMIUM (GMWB VERSION). If you purchase the Return of Premium GMDB (GMWB Version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount. As stated in your Prospectus, the Guaranteed Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the annuitant's age at the time of the first withdrawal on or after the date the GMWB rider becomes effective. If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See "GMWB Base" in the Prospectus for a discussion on how the GMWB Base is calculated).


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
If a permissible owner/annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current contract value, if lower.

Please note that the Return of Premium GMDB (GMWB version) DIFFERS from the standard Return of Premium GMDB in the following ways:

     - The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.

     - If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.

      - The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.

                                     * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.


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